Exhibit 99.1

World Omni Auto Receivables Trust 2022-A

Monthly Servicer Certificate

March 31, 2023

Dates Covered
Collections Period	03/01/23 - 03/31/23
Interest Accrual Period	03/15/23 - 04/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	04/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/23	565,656,309.54	28,772
Yield Supplement Overcollateralization Amount 02/28/23	17,377,775.02	0
Receivables Balance 02/28/23	583,034,084.56	28,772
Principal Payments	22,318,574.80	964
Defaulted Receivables	656,761.93	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/23	16,373,818.10	0
Pool Balance at 03/31/23	543,684,929.73	27,782

Pool Statistics	$ Amount	# of Accounts
Pool Factor	58.08%
Prepayment ABS Speed	1.49%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	7,018,017.84	267
Past Due 61-90 days	1,652,893.18	65
Past Due 91-120 days	397,964.24	15
Past Due 121+ days	0.00	0
Total	9,068,875.26	347

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.62%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.37%
Delinquency Trigger Occurred	NO

Recoveries	511,064.06
Aggregate Net Losses/(Gains) - March 2023	145,697.87
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.30%
Prior Net Losses/(Gains) Ratio	0.32%
Second Prior Net Losses/(Gains) Ratio	0.20%
Third Prior Net Losses/(Gains) Ratio	0.64%
Four Month Average	0.37%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.30%

Overcollateralization Target Amount	6,252,376.69
Actual Overcollateralization	6,252,376.69
Weighted Average Contract Rate	4.21%
Weighted Average Contract Rate, Yield Adjusted	5.88%
Weighted Average Remaining Term	49.47

Flow of Funds	$ Amount
Collections	24,853,682.04
Investment Earnings on Cash Accounts	11,487.99
Servicing Fee	(485,861.74)
Transfer to Collection Account	-
Available Funds	24,379,308.29

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	675,220.21
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	1,536,332.25
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	13,930,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,252,376.69
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,903,521.64

Total Distributions of Available Funds	24,379,308.29

Servicing Fee	485,861.74
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 03/15/23	559,151,261.98
Principal Paid	21,718,708.94
Note Balance @ 04/17/23	537,432,553.04

Class A-1
Note Balance @ 03/15/23	0.00
Principal Paid	0.00
Note Balance @ 04/17/23	0.00
Note Factor @ 04/17/23	0.0000000%

Class A-2
Note Balance @ 03/15/23	132,421,261.98
Principal Paid	21,718,708.94
Note Balance @ 04/17/23	110,702,553.04
Note Factor @ 04/17/23	36.2033335%

Class A-3
Note Balance @ 03/15/23	305,780,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	305,780,000.00
Note Factor @ 04/17/23	100.0000000%

Class A-4
Note Balance @ 03/15/23	79,150,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	79,150,000.00
Note Factor @ 04/17/23	100.0000000%

Class B
Note Balance @ 03/15/23	27,870,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	27,870,000.00
Note Factor @ 04/17/23	100.0000000%

Class C
Note Balance @ 03/15/23	13,930,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	13,930,000.00
Note Factor @ 04/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	757,077.71
Total Principal Paid	21,718,708.94
Total Paid	22,475,786.65

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	126,903.71
Principal Paid	21,718,708.94
Total Paid to A-2 Holders	21,845,612.65

Class A-3
Coupon	1.66000%
Interest Paid	422,995.67
Principal Paid	0.00
Total Paid to A-3 Holders	422,995.67

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8171285
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.4414188
Total Distribution Amount	24.2585473

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.4150164
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	71.0272383
Total A-2 Distribution Amount	71.4422547

A-3 Interest Distribution Amount	1.3833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.3833333

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	70.74
Noteholders' Third Priority Principal Distributable Amount	641.38
Noteholders' Principal Distributable Amount	287.88

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/23	2,322,098.97
Investment Earnings	8,867.28
Investment Earnings Paid	(8,867.28)
Deposit/(Withdrawal)	-
Balance as of 04/17/23	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,367,949.00	$3,132,790.38	$3,828,642.21
Number of Extensions	130	118	133
Ratio of extensions to Beginning of Period Receivables Balance	0.58%	0.52%	0.61%